Leases - Maturities of Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Maturities of operating lease liabilities
2024 (balance of year)	$ 57
2025	115	$ 111
2026	59	115
2027		59
Total lease payments	231	285
Less: imputed interest	15	23
Total lease liabilities	$ 216	$ 262	$ 171
Weighted-average remaining lease term at end of period (in years)	1 year 10 months 24 days	2 years 4 months 24 days
Weighted-average discount rate at end of period	6.90%	6.90%